UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KiCap Management LP
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Address:   2600 Michelson Drive, Suite 1700
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           Irvine, California  92612
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           --------------------------------------------------

Form 13F File Number:  _______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Luc Huyghebaert
           --------------------------------------------------
Title:     Chief Operating Officer
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Phone:     44 20 7659 5263
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Signature, Place, and Date of Signing:

     /s/ Luc Huyghebaert          Mayfair, London, UK             2/13/02
       ------------------------   ------------------------------  -------




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        20
                                               -------------

Form 13F Information Table Value Total:       $146,566
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1                                         KiCap Management (UK) LP







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

                                                                FORM 13F INFORMATION TABLE

                                                      VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP          x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- --------------------------

ALLEGIANCE TELECOM I      ORD       01747T102          8,640  1,089,500 SH                  1            1,089,500

ADELPHIA COMMUNICATIONS   ORD       006848105         21,040    686,000 SH                  1              686,000

STORAGENETWORKS INC       ORD       8.62E+107          2,316    388,000 SH                  1              388,000

ECHOSTAR COMMUNICATIONS   ORD       278762109          9,064    332,000 SH                  1              332,000

UBIQUITEL INC (UQ)        ORD       903474302          2,609     55,000 SH                  1              355,000

PRICE COMMUNICATIONS      ORD       741437305         18,746    983,000 SH                  1              983,000

FLAG TELECOM HOLDING      ORD       G3529L102          1,210    756,500 SH                  1              756,500

NETSCREEN TECHNOLOGIES    ORD       64117V107             12        500 SH                  1                  500

AMDOCS                    ORD       G02602103          6,454    189,600 SH                  1              189,600

CENDANT CORP (US)         ORD       151313103          2,932    148,000 SH                  1              148,000

A T & T CORP (UN)         ORD       019557109         16,947    932,200 SH                  1              932,200

SYMANTEC CORP (US)        ORD       871503108          4,045     60,000 SH                  1               60,000

CHOICE ONE COMMUNICATIONS ORD       17038P104          1,365    368,000 SH                  1              368,000

SEEBEYOND TECHNOLOGY      ORD       815704101          5,910    600,000 SH                  1              600,000

LEAP WIRELESS INTL        ORD       521863100         16,790    795,000 SH                  1              795,000

SIEBEL SYSTEMS INC        ORD       826170102          5,332    185,000 SH                  1              185,000

TIME WARNER TELECOM       ORD       887319101          6,725    364,500 SH                  1              364,500


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KOREA TELECOM ADR         ADR       50063P103          8,464    419,000 SH                  1              419,000

STET HELLAS ADR           ADR       859823106            635    100,000 SH                  1            3,665,000

AMERICA MOVIL-ADR SE      ADR       02364W105          7,330    374,000 SH                  1              374,000


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